Recoverable taxes	12 Months Ended
Dec. 31, 2024
Taxes Recoverable [Abstract]
Taxes Recoverable	Recoverable taxes

	December 31, 2024	December 31, 2023

Income tax and social contribution (i)	788,901	449,080
Social integration program (ii)	74,452	94,932
Other	6,566	19,293
	869,919	563,305

Current	551,722	563,305
Non-current	318,197	—

(i)    Refers mainly to withholding taxes from income tax and social contribution.
(ii)    Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) recoverable on transactions activities and other services and financial income.